UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Faber
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Jeff Faber   New York, New York   August 15, 2012
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$370,397 (thousands)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE                          Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: September 30, 2012                                                                          Item 8:
              Item 1:                   Item 2:      Item 3:   Item 4:   Item 5:              Item 6:  Item 7: Voting Authority
              Name of                  Title of       CUSIP      Fair     Shares   Sh/   Put/   Inv.    Other     (a)     (b)  (c)
              Issuer                     Class        Number    Market      or     Prn   Call  Discr.   Mgrs     Sole   Shared None
                                                                Value   Principal
                                                               (X$1000)   Amount
ADOBE SYS INC                      COM              00724F101      2,754    84,915  SH          SOLE              84,915
AMERICAN EXPRESS CO                COM              025816109        226     3,978  SH          SOLE               3,978
AMERICAN INTL GROUP INC            COM              026874784      9,650   294,295  SH          SOLE             294,295
AMERICAN RLTY CAP TR INC           COM              02917L101      3,693   314,585  SH          SOLE             314,585
ANNALY CAP MGMT INC                COM              035710409        219    12,983  SH          SOLE              12,983
C&J ENERGY SVCS INC                COM              12467B304     10,149   510,004  SH          SOLE             510,004
CABOT OIL & GAS CORP               COM              127097103      1,508    33,590  SH          SOLE              33,590
CARMIKE CINEMAS INC                COM              143436400      2,836   251,403  SH          SOLE             251,403
CARRIZO OIL & CO INC               COM              144577103        234     9,631  SH          SOLE               9,631
CHIMERA INVT CORP                  COM              16934Q109        454   167,455  SH          SOLE             167,455
CITRIX SYS INC                     COM              177376100      2,296    30,003  SH          SOLE              30,003
COBALT INTL ENERGY INC             COM              19075F106      1,856    83,339  SH          SOLE              83,339
DIGITAL RLTY TR INC                COM              253868103      4,121    58,998  SH          SOLE              58,998
EAGLE MATERIALS INC                COM              26969P108     11,863   256,437  SH          SOLE             256,437
EBAY INC                           COM              278642103     23,846   493,001  SH          SOLE             493,001
ENERGY XXI (BERMUDA) LTD           SHS              G10082140      3,144    89,937  SH          SOLE              89,937
EQT CORP                           COM              26884L109      1,507    25,550  SH          SOLE              25,550
EXCO RESOURCES INC                 COM              269279402      1,470   183,518  SH          SOLE             183,518
FACEBOOK INC                       CL A             30303M102      2,686   124,011  SH          SOLE             124,011
FIFTH THIRD BANCORP                COM              316773100      3,603   232,383  SH          SOLE             232,383
FLOWSERVE CORP                     COM              34354P105      3,217    25,184  SH          SOLE              25,184
GOODRICH PETE CORP                 COM              382410405     14,134 1,118,196  SH          SOLE           1,118,196
GRAY TELEVISION INC                COM              389375106        138    60,700  SH          SOLE              60,700
HORSEHEAD HLDG CORP                COM              440694305      2,643   282,433  SH          SOLE             282,433
HUNTINGTON BANCSHARES INC          COM              446150104      9,069 1,315,296  SH          SOLE           1,315,296
IDEX CORP                          COM              45167R104      3,201    76,640  SH          SOLE              76,640
INTUIT                             COM              461202103     10,755   182,664  SH          SOLE             182,664
JPMORGAN CHASE & CO                COM              46625H100     15,121   373,541  SH          SOLE             373,541
LAS VEGAS SANDS CORP               COM              517834107     19,264   415,447  SH          SOLE             415,447
LOCKHEED MARTIN CORP               COM              539830109        471     5,040  SH          SOLE               5,040
LONE PINE RES INC                  COM              54222A106      1,141   731,431  SH          SOLE             731,431
MARKET VECTORS ETF TR GOL          PUT              57060U100     14,404   268,274  SH          SOLE             268,274
MEDLEY CAP CORP                    COM              58503F106      4,234   300,930  SH          SOLE             300,930
MFA FINANCIAL INC                  COM              55272X102        455    53,539  SH          SOLE              53,539
MICROSOFT CORP                     COM              594918104      2,318    77,890  SH          SOLE              77,890
NCR CORP NEW                       COM              62886E108     21,448   920,118  SH          SOLE             920,118
NEWMONT MINING CORP                COM              651639106        349     6,227  SH          SOLE               6,227
NEXEN INC                          COM              65334H102      1,229    48,485  SH          SOLE              48,485
PINNACLE ENTMT INC                 COM              723456109     10,495   857,455  SH          SOLE             857,455
PLAINS EXPL& PRODTN CO             COM              726505100     15,708   419,220  SH          SOLE             419,220
RANGE RES CORP                     COM              75281A109      1,557    22,285  SH          SOLE              22,285
REALD INC                          COM              75604L105        954   106,736  SH          SOLE             106,736
RED HAT INC                        COM              756577102      2,326    40,847  SH          SOLE              40,847
REXNORD CORP NEW                   COM              76169B102      2,867   157,348  SH          SOLE             157,348
SCRIPPS E W CO OHIO                CL A             811054402      2,787   261,712  SH          SOLE             261,712
SELECT SECTOR SPDR TR SBI          PUT              81369Y704      3,200    87,588  SH          SOLE              87,588
SOUTHWESTERN ENERGY CO             COM              845467109      1,489    42,807  SH          SOLE              42,807
STARWOOD PPTY TR INC               COM              85571B105        221     9,492  SH          SOLE               9,492
STONE ENERGY CORP                  COM              861642106      1,972    78,488  SH          SOLE              78,488
SUSSER HLDGS CORP                  COM              869233106      1,975    54,615  SH          SOLE              54,615
TIBCO SOFTWARE INC                 COM              88632Q103      2,348    77,677  SH          SOLE              77,677
TRANSOCEAN LTD                     REG SHS          H8817H100     15,159   337,689  SH          SOLE             337,689
ULTIMATE SOFTWARE GROUP I          COM              90385D107      2,508    24,568  SH          SOLE              24,568
ULTRA PETROLEUM CORP               COM              903914109      1,395    63,485  SH          SOLE              63,485
VAIL RESORTS INC                   COM              91879Q109     19,917   345,484  SH          SOLE             345,484
VMWARE INC CL A                    COM              928563402      2,347    24,262  SH          SOLE              24,262
VODAFONE GROUP PLC NEW             SPONS ADR        92857W209     19,872   697,249  SH          SOLE             697,249
W & T OFFSHORE INC                 COM              92922P106      1,962   104,480  SH          SOLE             104,480
WATTS WATER TECHNOLOGIES           CL A             942749102      3,207    84,768  SH          SOLE              84,768
WELLS FARGO & CO NEW               COM              949746101      9,443   273,485  SH          SOLE             273,485
WYNDHAM WORLDWIDE CORP             COM              98310W108     16,049   305,803  SH          SOLE             305,803
WYNN RESORTS LTD                   COM              983134107        464     4,022  SH          SOLE               4,022
XL GROUP PLC                       SHS              G98290102     15,673   652,243  SH          SOLE             652,243
XYLEM INC                          COM              98419M100      3,194   126,984  SH          SOLE             126,984

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